Revenue Recognition (Tables)	12 Months Ended
Jun. 28, 2020
Revenue from Contract with Customer [Abstract]
Disaggregated Revenue from External Customers by Geographic Area	Disaggregated revenue from external customers by geographic area is as follows:

	For the Years Ended
	June 28, 2020		June 30, 2019		June 24, 2018
(in millions of U.S. Dollars)	Revenue	% of Revenue	Revenue	% of Revenue	Revenue	% of Revenue
Europe	171.4	36%	162.9	30%	82.9	25%
United States	106.5	23%	122.0	23%	92.4	28%
China	65.0	14%	116.3	22%	82.4	25%
Other	127.8	27%	137.0	25%	70.9	22%
Total	$470.7		$538.2		$328.6